                                Filed with the Securities and Exchange Commission on February 14, 2001

Registration No. 33-87010                                                               Investment Company Act No. 811-5438
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                      Registration Statement under The Securities Act of 1933
                                                  Post-effective Amendment No. 13
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 13

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 1 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                             M. PRISCILLA PANNELL, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

              February 14, 2001 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    immediately upon filing pursuant to paragraph (b) of Rule 485
                                  X on February 14, 2001  pursuant to paragraph (b) of Rule 485
                                    60 days after filing pursuant to paragraph (a) (i) of Rule 485 on _________ pursuant to paragraph (a) (i) of Rule 485
                                    75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 1999 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
ASAP2

                                                                 NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 33-87010 for the purpose of filing a Supplement for two (2) of the three (3) prospectuses which Registrant offers under the Registration Statement.  The Supplement for the American
Skandia Advisor Plan II and American Skandia Advisor Plan II Premier contracts includes a new optional death benefit being offered as a rider to the annuity contract for an additional charge.  This new optional death benefit is being filed pursuant to a written request to the SEC's Office of Insurance Product to grant Registrant permission to rely on Rule 485(b)(1)(vii).  The SEC staff has granted our request and Registrant is hereby submitting the new optional death benefit under Rule 485(b) instead of Rule 485(a).  The disclosure related to the new optional death benefit was previously filed as a prototype as part of an initial registration statement on Form N-4, File No. 333-49478.  Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

ASAPII

ASAP2/FUSI ASAP2/ASL/FUSI ASL/                                2                                  ASAPII/FSII/ASL/FSASL/CH2000/AXIOM
CH2/ASI-SUPP (02/14/2001)
                           Supplement to Prospectus Dated May 1, 2000, Revised Effective October 23, 2000
                                                 Supplement dated February 14, 2001

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-SKANDIA.

                                       OPTIONAL ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT

------------------------------------------------------------------------------------------------------------------------------------
The  following  Optional  Death  Benefit is being  offered as of February 14, 2001 to new  purchasers of the Annuity in those states where we have received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved.
------------------------------------------------------------------------------------------------------------------------------------

                                              I. SUMMARY OF CONTRACT FEES AND CHARGES

------------------------------------------------------------------------------------------------------- --------------------------------
ENHANCED BENEFICIARY PROTECTION  DEATH BENEFIT                                                                   BENEFIT COST
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------

                                                        II. EXPENSE EXAMPLES

The Expense  Examples in the  Prospectus do not reflect the charge for the Enhanced  Beneficiary  Protection  Optional Death Benefit
being offered under the Annuity. If you purchase the Annuity with the Enhanced  Beneficiary  Protection Optional Death Benefit,  the
charge described above is deducted on an annual basis in arrears in addition to the amounts shown in the Prospectus.

Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the  Enhanced  Beneficiary  Protection  Optional  Death  Benefit,  an annual  charge of 0.25% is deducted  from your
Annuity's  Account Value. The charge will be based on the Account Value of the Sub-accounts and any Fixed Allocations as of the date the charge is deducted.  Below is an example of how the charge for the Optional Death Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500

Cost of Optional Death Benefit      0.25% X $12,500 = $31.25 per year

Since charges for the Optional  Death Benefit are  determined  based on a percentage  of Account  Value,  you will pay more for this benefit if your  Account  Value  increases.  The value of the  Optional  Death  Benefit  will also  increase  as the  Account  Value increases.  However,  the Optional Death Benefit is also subject to a maximum  benefit.  See the section  entitled  "Optional  Death
Benefits" for a description of the Enhanced Beneficiary Protection Optional Death Benefit.

The charge for the Optional  Death Benefit is deducted in addition to the  Insurance  Charge which is deducted on a daily basis from the  Account  Value  allocated  to the  Sub-accounts.  The charge for the  Optional  Death  Benefit is  deducted  in arrears on each anniversary  of the Issue Date of the Annuity or, if you terminate  the Optional  Death  Benefit or surrender  your Annuity,  on the date the termination or surrender is effective.

                                                         III. DEATH BENEFIT

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct from Account Value  allocated to the  Sub-accounts  is used, in part, to pay us for the risk we assume in providing  the basic Death Benefit  guarantee  under the
Annuity.  The Annuity also offers an Optional Death Benefit that can be purchased for an additional  charge.  The additional  charge is deducted to  compensate  American  Skandia for  providing  increased  insurance  protection  under the  Optional  Death  Benefit.
Notwithstanding  the  additional  protection  provided  under the Optional  Death  Benefit,  the  additional  cost has the impact of reducing the net performance of the investment options.

OPTIONAL DEATH BENEFITS
This supplement  describes the Enhanced  Beneficiary  Protection  Optional Death Benefit.  The prospectus also provides  information about another Optional Death Benefit we offer.  We do not currently offer the Annuity with both optional Death Benefits.

------------------------------------------------------------------------------------------------------------------------------------
Currently,  this benefit is only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date, allow existing  Annuity Owners to purchase the optional Death Benefit  subject to our rules and any changes or  restrictions  in the benefits.  Certain terms and  conditions  may differ if you purchase your Annuity as part of an exchange,  replacement  or transfer, in whole or in part, from any other Annuity we issue.
------------------------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

------------------------------------------------------------------------------------------------------------------------------------
The benefit is currently only offered to Owners who purchase the Annuity as a  "non-qualified"  investment.  We may make the benefit available  to Owners who  purchase  the  Annuity as an IRA or other  "qualified"  investment  at a later date.  Please  refer to the section entitled "Tax Considerations" for a discussion of special tax considerations for purchasers of this benefit.
------------------------------------------------------------------------------------------------------------------------------------

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by withdrawals.

Death Benefit  Amount  includes your Account  Value and any amounts  added to your Account  Value under your  Annuity's  basic Death
---------------------
Benefit when the Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your  Account  Value when the
Account Value is less than Purchase Payments minus withdrawals.

------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 50% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Can I terminate the optional Death Benefit?  Does the optional Death Benefit terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit at any time. Upon termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  The optional  Death Benefit will  terminate  automatically  on the
Annuity  Date.  We may also  terminate the optional  Death  Benefit if necessary to comply with our  interpretation  of the Code and applicable regulations.

How much do you charge for the optional Death Benefit?
We deduct a charge from your  Account  Value if you elect to purchase  the  optional  Death  Benefit.  No charge  applies  after the
Annuity Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit.

If you  surrender  the  Annuity,  elect to begin  receiving  annuity  payments  or  terminate  the  benefit  on a date other than an anniversary  of the Issue  Date,  the charge  will be  prorated.  During the first year  after the Issue  Date,  the charge  will be prorated from the Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account  Value in the variable  investment  options.  We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient  Account Value in the variable  investment options to pay the charge.  If your Annuity's  Account Value is insufficient to pay the charge,  we may deduct your remaining Account Value and terminate  your  Annuity.  We will notify you if your  Account  Value is  insufficient  to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

When do you determine the Death Benefit?
We determine the amount of the Death  Benefit as of the date we receive "due proof of death" and any other  written  representations we  require  to  determine  the  proper  payment of the Death  Benefit  to all  Beneficiaries.  "Due  proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of  competent  jurisdiction  as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of "due proof of death" we automatically  transfer the Death Benefit to the AST Money  Market  Sub-Account  until we further  determine  the  universe of eligible  Beneficiaries.  Once the  universe of eligible  Beneficiaries  has been determined  each eligible  Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-Accounts according to our rules.

                                                       IV. TAX CONSIDERATIONS

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

                                       V. APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFIT

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Optional Death Benefit is calculated.  Each example  assumes that a $50,000  initial  Purchase
Payment is made and that no  withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account  Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments  minus  withdrawals,  or Account
Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $75,000.  The Optional Death Benefit is equal to the amount  payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments  reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Optional Death Benefit =        $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death, the Account Value is $45,000.  The basic Death Benefit is calculated as Purchase  Payments minus  withdrawals,  or Account
Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Optional Death Benefit is equal to the amount  payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments  reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Optional Death Benefit =        $50,000 + $0 = $50,000

In this example you would receive no additional benefit from purchasing the Optional Death Benefit.

ASAP 2

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity  filed via EDGAR with  Post-effective  Amendment  No. 3 to this  Registration
                           Statement No. 33-87010, filed April 25, 1996.

                  (b)      Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective  Amendment No. 8 to this Registration Statement No. 33-87010, filed April 26, 1999.

                  (c)      Copy  of  Performance-related   Benefits  and  First  Year  Credits  Endorsement  filed  via  EDGAR  with
                           Post-Effective Amendment No. 8 to this Registration Statement No. 33-87010, filed April 26, 1999.

         (5)      A copy of the  application  form used with the  Annuity  filed via EDGAR with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica   Occidental  Life  Assurance   Company   effective  May  1,  1995,  filed  via  EDGAR  with
                           Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (b)      PaineWebber  Life  Insurance  Company  effective  January  1, 1995,  filed via EDGAR with  Post-effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (c)      Connecticut   General  Life  Insurance   Company   effective  January  1,  1995,  filed  via  EDGAR  with
                           Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

         (8)      Agreements between Depositor and:

                  (a)      Neuberger&Berman  Advisers  Management  Trust  filed via EDGAR  with  Post-Effective  Amendment  No. 4 to
                           Registration Statement No. 33-87010, filed February 25, 1997

                  (b)      The Alger American Fund filed via EDGAR with  Post-Effective  Amendment No. 6 to  Registration  Statement
                           No. 33-87010, filed March 2, 1998.

                  (c)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration Statement No.
                           33-87010,  filed February 25, 1997 (At such time, what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

                  (d)      The Montgomery Funds III filed via EDGAR in the Initial Registration Statement to Registration
                           Statement No. 333-08853, filed July 25, 1996.

(e)      Rydex Variable  Trust filed via EDGAR with  Post-Effective  Amendment No. 8 to this  Registration  Statement No.  33-87010, filed April 26, 1999.

(f)      First  Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration  Statement  No.
                           33-86866, filed April 26, 2000

(g)      Evergreen  Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to this Registration  Statement No.
                           33-87010, filed April 26, 2000.

(h)      INVESCO  Variable  Investment  Funds,  Inc.  filed via  EDGAR  with  Post-Effective  Amendment  No. 9 to this  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(i)      ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to this Registration  Statement No. 33-87010,  filed April
                           26, 2000.

         (9)      Opinion  and  Consent  of  Counsel  filed via EDGAR  with  Post-Effective  Amendment  No. 10 to this  Registration
                  Statement No. 33-87010, filed June 16, 2000.

         (10)     Consent of Ernst&Young LLP                                                                      FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-effective
                  Amendment No. 12 to Registration Statement No. 33-44436, filed
                  April 29, 1996.

(14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are shown in Part A.

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general
                  --------------------------------------------------------------------------------
                  business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems  acquisition, development and maintenance,  human resources  acquisition,  development and management,  accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation
                  -----------------------------------------------------------
                  organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products of American  Skandia  Life  Assurance  Corporation  registered  as  securities.  It also may provide such services in relation to  marketing of certain  public  mutual  funds.  It also has the power to carry on a general financial,  securities,  distribution,  advisory,  or investment  advisory business;  to act as a general agent or broker  for  insurance  companies  and to render  advisory,  managerial,  research  and  consulting  services  for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation
                  --------------------------------------------------------------
                  organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance companies,  insurance-related  companies,  mutual funds or business trusts. It's primary role is expected to be as investment manager for certain mutual funds [to be made available  primarily through the variable insurance products of American Skandia Life Assurance Corporation.]

         (4)      Skandia Vida: This  subsidiary of American  Skandia Life Assurance  Corporation was organized in March,  1995, and
                  ------------
                  began  operations in July,  1995. It offers  investment  oriented life  insurance  designed for long-term  savings products through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners:  As of December 31, 1999, there were 134,987 owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc., as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly Anderson                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Chairman of the Board of Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President and
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

William O'Loughlin                                                              Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                            Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian W. Thwaites                                                           Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the Depositor.

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                             SIGNATURES

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of  Securities  Act Rule  485(b)  for  effectiveness  of the  Registration  Statement  and has duly  caused  this
Registration   Statement  to  be  signed  on  its  behalf,  in  the  Town  of  Shelton  and  State  of  Connecticut,   on  this 14th
day of February, 2001.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                       (CLASS 1 SUB-ACCOUNTS)
                                                             Registrant

                                          By: American Skandia Life Assurance Corporation
                                          -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

By:  /s/ Kathleen A. Chapman                                            Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                   (Principal Executive Officer)

           Wade A. Dokken*        President and Chief Executive Officer,                   February 14, 2001
           ---------------
           Wade A. Dokken           Chairman of the Board and Director

                                   (Principal Financial Officer and Principal Accounting Officer)

       /s/ Thomas M. Mazzaferro        Executive Vice President and                        February 14, 2001
        Thomas M. Mazzaferro              Chief Financial Officer

       /s/ David R. Monroe           Senior Vice President, Treasurer                      February 14, 2001
           David R. Monroe               and Corporate Controller

                                                        (Board of Directors)

      Patricia Abram*                                Gordon C. Boronow*                Malcolm M. Campbell*
      -----------------                              ------------------                --------------------
      Patricia Abram                                  Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                                   Y.K. Chan*                      Lincoln R. Collins*
      ---------------                                   ------------                    -------------------
      Wade A. Dokken                                      Y.K. Chan                     Lincoln R. Collins

      Ian Kennedy*                                  Thomas M. Mazzaferro*                 Gunnar Moberg*
      --------------                                ---------------------                 --------------
      Ian Kennedy                                    Thomas M. Mazzaferro                   Gunnar Moberg

      Christian Thwaites*                             Bayard F. Tracy*                 Deborah G. Ullman*
      ---------------------                           ----------------                 --------------------
      Christian Thwaites                              Bayard F. Tracy                    Deborah G. Ullman

                                                            Brett M. Winson*
                                                            -----------------
                                                             Brett M. Winson

                                *By:  /s/ Kathleen A. Chapman
                                            Kathleen A. Chapman

                 *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.

                                                              EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. 10(a)     Consent of Ernst&Young LLP